Material accounting policies information - Narrative (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022 [2]	Jun. 30, 2021	[2]
Disclosure of changes in accounting estimates [line items]
Net assets	£ 639,500,000
Net current assets	113,800,000
Cash and cash equivalents	62,358,000	£ 164,703,000	[1],[2]	£ 162,806,000	£ 69,884,000
Loans and borrowings	144,754,000	0
Grant received	707,000	494,000	[2]	£ 139,000
HMRC Enquiry
Disclosure of changes in accounting estimates [line items]
Research and development expense credit	£ 18,500,000	18,500,000
Severe downside scenario
Disclosure of changes in accounting estimates [line items]
Percentage increase (decrease) in revenue	20.00%
Increase (decrease) in cash and cash equivalents	£ 43,000,000
Revolving Credit Facility
Disclosure of changes in accounting estimates [line items]
Undrawn borrowing facilities	205,200,000
Loans and borrowings	144,754,000	£ 0
Revolving Credit Facility | Severe downside scenario
Disclosure of changes in accounting estimates [line items]
Loans and borrowings	0
GalaxE
Disclosure of changes in accounting estimates [line items]
Range of customer relationship values	£ 2,400,000
GalaxE | Customer attrition
Disclosure of changes in accounting estimates [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
[2]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities